PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	December 31,	December 31,
	2022	2021
Buildings, including buildings held for lease	4,321,283	3,586,192
Facilities attached to buildings	340,375	134,577
Machinery and equipment	16,637	2,478
Vehicles	24,377	23,437
Tools, furniture and fixture	181,463	176,012
Land	5,813,137	4,783,695
Software	141,023	104,256
Subtotal	10,838,295	8,810,647
Less: accumulated depreciation	(607,238)	(456,016)
Property, plant and equipment, net	10,231,057	8,354,631

Substantially all of buildings consist of buildings held for lease. Certain buildings held for lease were pledged to secure the Company’s loans, see Note 10.

Depreciation expense was JPY160,829, JPY149,299 and JPY140,033 for the years ended December 31, 2022, 2021 and 2020, respectively.